Consolidated Interim Consolidated Statements of Comprehensive Income (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement of Comprehensive Income [Abstract]
Net income	$ 472	$ 264
Cash flow hedging instruments:
Change in unrealized gains and losses
Gain in respect of derivative instruments designated for cash flow hedge, net of taxes
Other comprehensive gain
Comprehensive income	$ 472	$ 264